Partners' Capital (Schedule Of Issuance Of Units) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Aug. 31, 2012
Proceeds	$ 217,483
April 1, 2011 [Member]
Units	6,243,000	[1]
Per Unit Gross Price	$ 24.50
Per Unit Net Price		[2]
Proceeds	153,000
May 4, 2011 [Member]
Units	1,800,000	[3]
Per Unit Gross Price	$ 30.65
Per Unit Net Price	$ 29.75	[2]
Proceeds	53,000
January 13, 2012 [Member]
Units	3,500,000
Per Unit Gross Price	$ 30.73
Per Unit Net Price	$ 29.50	[2]
Proceeds	103,000
July 25, 2012 [Member]
Units	4,600,000	[3]	600,000
Per Unit Gross Price	$ 26.00
Per Unit Net Price	$ 24.97	[2]
Proceeds	$ 115,000

[1]	Represents Class C units.
[2]	Price is net of underwriting discounts.
[3]	Includes 600,000 units that were issued in August 2012.